Consolidated and Combined Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 36.2	$ 15.1
Receivables, less allowances for doubtful accounts of $6.4 in 2016 (2015 - $4.6)	156.2	146.2
Receivable from RR Donnelley	96.0	0.0
Inventories	24.1	22.2
Prepaid expenses and other current assets	17.1	7.3
Total current assets	329.6	190.8
Property, plant and equipment-net	35.5	33.0
Goodwill	446.4	446.8
Other intangible assets-net	54.3	69.3
Software-net	41.6	43.4
Deferred income taxes	37.0	10.6
Other noncurrent assets	34.5	23.7
Total assets	978.9	817.6
LIABILITIES
Accounts payable	85.3	39.5
Accrued liabilities	100.7	75.4
Short-term debt	0.0	8.8
Total current liabilities	186.0	123.7
Long-term debt (Note 13)	587.0	0.0
Note payable with an RR Donnelley affiliate	0.0	29.2
Deferred compensation liabilities	24.4	28.5
Pension and other postretirement benefits plan liabilities	56.4	0.0
Other noncurrent liabilities	14.0	12.7
Total liabilities	867.8	194.1
Commitments and Contingencies (Note 10)
EQUITY
Preferred stock, $0.01 par value Authorized: 1.0 shares; Issued: None	0.0	0.0
Common stock, $0.01 par value Authorized: 65.0 shares; Issued: 32.6 shares in 2016	0.3	0.0
Additional paid-in-capital	179.9	0.0
Net parent company investment	0.0	639.5
Retained deficit	(0.8)	0.0
Accumulated other comprehensive loss	(68.3)	(16.0)
Total equity	111.1	623.5
Total liabilities and equity	$ 978.9	$ 817.6